CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Preferred Stock | Series A Convertible Preferred Stock [Member]
Statement
Beginning balance (in shares)	6,300
Beginning balance	$ 1	$ 0
Ending balance (in shares)	6,300
Ending balance	$ 1
Common Stock
Statement
Beginning balance (in shares)	4,468,939	130,018
Beginning balance	$ 447	$ 13
Issuance of common stock pursuant to private placement	$ 128
Issuance of common stock pursuant to private placement (in shares)	1,277,140
Shares issued for services	$ 12
Shares issued for services (in shares)	118,890
Shares and warrants issued with notes	$ 11
Shares and warrants issued with notes (in shares)	110,000
Conversion of notes into common stock		$ 1
Conversion of notes into common stock (in shares)		8,739
Ending balance (in shares)	5,974,969	138,757
Ending balance	$ 598	$ 14
Additional Paid-in Capital
Statement
Beginning balance	96,293,694	58,614,160
Offering costs	(536,927)
Issuance of common stock pursuant to private placement	4,999,875
Shares issued for services	499,326
Shares and warrants issued with notes	658,483
Stock-based compensation	105,594	139,093
Conversion of notes into common stock		1,201,581
Ending balance	102,020,045	59,954,834
Accumulated Deficit
Statement
Beginning balance	(103,747,316)	(65,703,954)
Net loss	(6,136,349)	(7,832,942)
Ending balance	(109,883,665)	(73,536,896)
Beginning balance	(7,453,174)	(7,089,781)
Offering costs	(536,927)
Issuance of common stock pursuant to private placement	$ 5,000,003
Issuance of common stock pursuant to private placement (in shares)	1,277,140
Shares issued for services	$ 499,338
Shares issued for services (in shares)	118,890
Shares and warrants issued with notes	$ 658,494
Stock-based compensation	105,594	139,093
Net loss	(6,136,349)	(7,832,942)
Conversion of notes into common stock		1,201,582
Ending balance	$ (7,863,021)	$ (13,582,048)